Business, Liquidity and Summary of Significant Accounting Policies (Details 3) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net income (loss) applicable to common stockholders	$ 2,647	$ (12,477)
Change in fair value liability for price adjustable warrants	(7,309)
Net loss excluding change in fair value liability for price adjustable warrants	$ (4,662)	$ (12,477)
Weighted average common shares outstanding - denominator basic (in shares)	26,302,394	24,634,535
Effect of price adjustable warrants (in shares)	6,573
Diluted (in shares)	32,874,955	24,634,535
Net income (loss) per common share - basic (in dollars per share)	$ 0.10	$ (0.51)
Net loss per common share - diluted (in dollars per share)	$ (0.14)	$ (0.51)